Stock-Based Compensation (Schedule Of Assumption Used In Black-Scholes Model) (Details)	12 Months Ended
Dec. 31, 2011 years
Stock-Based Compensation [Abstract]
Risk-free rate, minimum	0.05%
Risk-free rate, maximum	0.57%
Expected term (in years), minimum	0.02
Expected term (in years), maximum	1.50
Expected volatility, minimum	29.47%
Expected volatility, maximum	48.30%